Property and Equipment, net	6 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net

2. Property and Equipment, net

Property and equipment, net, consisted of the following:

	September 30		March 31
	2018	2019	2020
Furniture and fixtures	$1,132	$1,087	$1,089
Computers, equipment and software	3,829	4,035	4,038
Leasehold improvements	4,392	4,295	4,756
Website	304	356	357
	9,657	9,773	10,240
Less: accumulated depreciation	(3,748)	(5,730)	(6,744)
Total	$5,909	$4,043	$3,496